CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
BALANCE at Sep. 30, 2009	$ 1,400	$ 24,084,400	$ (25,195,900)	$ (1,110,100)
BALANCE (in shares) at Sep. 30, 2009	1,392,930
Stock-based compensation	0	1,302,100	0	1,302,100
Issuance of stock in connection with the Maxim PIPE net of offering costs of $540,600	400	2,995,000	0	2,995,400
Issuance of stock in connection with the Maxim PIPE net of offering costs of $540,600 (in shares)	392,889
Warrants issued in association with the Maxim PIPE	0	7,615,100	0	7,615,100
Offering cost pertaining to the Maxim PIPE	0	(7,615,100)	0	(7,615,100)
Value of warrants surrendered for cashless exercise	0	(415,800)	0	(415,800)
Stock issued for cashless exercise	100	415,700	0	415,800
Stock issued for cashless exercise (in shares)	81,871
Warrants issued for consulting services	0	199,000	0	199,000
Value of beneficial conversion feature of bridge notes	0	430,700	0	430,700
Issuance of bridge warrants	0	152,600	0	152,600
Net loss	0	0	(8,174,000)	(8,174,000)
Balance at Sep. 30, 2010	1,900	29,163,700	(33,369,900)	(4,204,300)
Balance (in shares) at Sep. 30, 2010	1,867,690
Stock-based compensation	0	434,200	0	434,200
Net loss	0	0	(97,700)	(97,700)
Balance at Dec. 31, 2010	1,900	29,597,900	(33,467,600)	(3,867,800)
Balance (in shares) at Dec. 31, 2010	1,867,690
BALANCE at Sep. 30, 2010	1,900	29,163,700	(33,369,900)	(4,204,300)
BALANCE (in shares) at Sep. 30, 2010	1,867,690
Stock-based compensation	0	1,605,400	0	1,605,400
Stock issued for consulting services paid in-lieu of cash	0	44,000	0	44,000
Stock issued for consulting services paid in-lieu of cash (in shares)	3,123
Value of warrants surrendered for cashless exercise	0	(200)	0	(200)
Stock issued for cashless exercise	0	200	0	200
Stock issued for cashless exercise (in shares)	539
Net loss	0	0	(8,866,600)	(8,866,600)
Balance at Sep. 30, 2011	1,900	30,813,100	(42,236,500)	(11,421,500)
Balance (in shares) at Sep. 30, 2011	1,871,352
Stock-based compensation	0	335,500	0	335,500
Stock issued for warrant exercise	0	900	0	900
Stock issued for warrant exercise (in shares)	2,823
Net loss	0	0	(2,731,300)	(2,731,300)
Balance at Dec. 31, 2011	$ 1,900	$ 31,149,500	$ (44,967,800)	$ (13,816,400)
Balance (in shares) at Dec. 31, 2011	1,874,175